Premises and Equipment	12 Months Ended
Dec. 31, 2018
Premises and Equipment
Premises and Equipment

(5)      Premises and Equipment

A summary of premises and equipment at December 31, 2018 and 2017 is as follows:

(in thousands)	2018	2017
Land and land improvements	$9,917	$9,980
Buildings and improvements	35,674	35,993
Furniture and equipment	14,163	12,973
Construction in progress	754	289
Total	60,508	59,235
Less accumulated depreciation	25,614	24,424
Premises and equipment, net	$34,894	$34,811

Depreciation expense for the years ended December 31, 2018, 2017, and 2016 was as follows:

(in thousands)	2018	2017	2016
Depreciation expense	$1,797	$1,735	$1,782